Subsequent Events	6 Months Ended
Apr. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent events

On August 25, 2026, ThriveNova Inc. and OptimaForge Inc., the major shareholders (the “Major Shareholders”) of MaxsMaking Inc. (the “Company”) agreed to redesignate an aggregate of 7,425,000 B shares, par value of $0.01 per share, of the Company held by them to an aggregate of 7,425,000 A shares, par value $0.01 per share, of the Company (the “Redesignation”). Pursuant to the Redesignation, the Company removed the Class B shares of US$0.01 par value each and all rights, provisions and references relating to them from its the memorandum and articles of association. Mr. Xiaozhong Lin, Chairman of the board and Chief Executive Officer of the Company, is the sole shareholder and director of ThriveNova Inc. Ms. Xuefen Zhang, a director and Chief Operating Officer of the Company, is the sole shareholder and director of OptimaForge Inc. On the same day, the board of directors approved the Redesignation. Following the Redesignation, there will be an aggregate of 16,625,000 A shares issued and outstanding and no B share issued and outstanding.

On July 17, 2026, MaxsMaking Inc. (the “Company”) received a Staff Delisting Determination from Nasdaq’s Listing Qualifications Department, which determined to delist the Company’s securities. The SEC temporarily suspended trading of the Company’s securities on November 17, 2025, and Nasdaq halted trading on December 2, 2025. Pursuant to Nasdaq Listing Rule IM-5101-4, Nasdaq exercised its discretionary authority to delist the Company as it believes the Company’s securities are susceptible to price manipulation and lack sufficient liquidity for fair and orderly markets, and delisting is in the interest of investors and the public. The Company intends to request a hearing before Nasdaq’s independent Hearings Panel under Listing Rule 5815; the hearing was held on August 27, 2026. On October 7, 2026, the Panel issued the Panel Decision denying the Company’s request to reinstate trading and ordering the delisting of the Company’s securities. The Company has now requested a review of the Panel Decision by the Nasdaq Listing and Hearing Review Council pursuant to Listing Rule 5820. Such review request does not stay the suspension of trading.

Apart from the aforementioned share redesignation, the Nasdaq staff delisting determination, the Panel Decision and the subsequent review request, no subsequent events that would have a material impact on the Company were identified through the date of issuance of the financial statements.